Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

	December 31,
	2013	2012
Voyage and vessel	10,692	8,750
Corporate accruals	528	130
Interest	3,999	4,078
Payroll and benefits to related parties	5,850	4,924

Total	21,069	17,882